RELATED PARTIRS TRANSACTIONS AND BALANCES - Schedule of related party balances (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties	$ 626,207	$ 253,626
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	2,932,725	633,627
Beijing Fu Sheng Xing Trading Co., LTD.
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties	116,596	131,249
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties	411,912	65,584
Wang Junying
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties		48,489
Wang Zikang
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties	89,443
Wang Mingsheng
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related parties	8,256	8,304
Bluesky LLC
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties		464,000
Zhongrui Huatai (Beijing) Hospital Management Co. LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	89,335	89,847
Wang Wenlong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	13,760
Wang Xiaohua
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	43,136	45,183
Wang Xiaoqin
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	2,752,092
Tianjin Kangye Tiancheng Trading Co. LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due to Related parties	$ 34,402	$ 34,597
Wanrui Wanjia (Beijing) Science and Trade Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	60.00%
Fushun Capital Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	40.00%
Jinshang International Financial Leasing Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	100.00%
Wang Mingsheng
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	40.00%
Wang Wenlong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	60.00%